Disclosure of changes in deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Stream accounting - Deferred revenue, begining balance	$ 537,852	$ 597,260
Recognition of revenue	(48,958)	(65,762)
Effects of changes in foreign exchange	9,150	6,354
Stream accounting - Deferred revenue, ending balance	$ 498,044	$ 537,852